AZZAD FUNDS

CERTIFICATION PURSUANT TO RULE 497(j)

The undersigned, on behalf of the AZZAD Funds (the “Registrant”) hereby certifies that the form of Prospectus and Statement of Additional Information, each dated November 5, 2006, that would have been filed under Rule 497(c) would not have differed from that contained in the Registrant’s most recent post-effective amendment to its registration statement on Form N-1A.  The text of such amendment to the registration statement was filed electronically.

Dated 11-03-2006

AZZAD Funds

By:

/S/ Bashar Qasem

Bashar Qasem,

President